Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000011026 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000011026 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000011026 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000011026 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[1]
C000011026 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[1]
C000011026 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000011026 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000011026 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000011028 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[2]
C000011028 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[2]
C000011028 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000011028 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[2]
C000011028 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[2]
C000011028 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000011028 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000011028 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
C000123839 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
C000123839 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000123839 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000123839 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[3]
C000123839 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[3]
C000123839 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000123839 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000123839 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000011031 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[4]
C000011031 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[4]
C000011031 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000011031 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[4]
C000011031 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[4]
C000011031 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000011031 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000011031 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[4]
C000011029 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[5]
C000011029 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[5]
C000011029 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000011029 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[5]
C000011029 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[5]
C000011029 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000011029 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000011029 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.